Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
Property and equipment, net, are recorded at historical cost and consist of the following (in thousands):

	December 31,
	2025	2024
Laboratory equipment	$10,017	$9,944
Leasehold improvements	261	261
Furniture and fixtures	758	758
Computer software	385	385

Total property and equipment	11,421	11,348
Less: accumulated depreciation	(9,510)	(8,026)

Property and equipment, net	$1,911	$3,322

Depreciation expense amounted to $1.5 million for each of the years ended December 31, 2025 and 2024.